Private Placement (Details) - USD ($)			6 Months Ended	12 Months Ended
	Apr. 30, 2026	Nov. 27, 2024	Dec. 31, 2024	Dec. 31, 2025
Private Placement [Line Items]
Proceeds from private placement (in Dollars)			$ 6,631,250
Initial business combination days		180 days		180 days
Sponsor HoldCo [Member]
Private Placement [Line Items]
Initial business combination days		90 days		90 days
Private Placement [Member]
Private Placement [Line Items]
Number of units issued		663,125		663,125
Price per share (in Dollars per share)		$ 10		$ 10
Proceeds from private placement (in Dollars)		$ 6,631,250		$ 6,631,250
Number of shares issued		260,000		260,000
Transferred shares		663,125		663,125
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 175,000		$ 175,000
Number of shares issued		17,500		17,500
Private Placement [Member] | Sponsor HoldCo [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 4,225,000		$ 4,225,000
Private Placement [Member] | Cohen Company Capital Markets Member
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 1,785,000		$ 1,785,000
Number of shares issued		178,500		178,500
Private Placement [Member] | Cohen Company Capital Markets Member | Forecast [Member]
Private Placement [Line Items]
Transferred shares	22,950
Private Placement [Member] | Seaport Global Securities LLCMember
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 446,250		$ 446,250
Number of shares issued		44,625		44,625
Private Placement [Member] | Seaport Global Securities LLCMember | Forecast [Member]
Private Placement [Line Items]
Transferred shares	5,737
Restricted Class A Ordinary Shares [Member]
Private Placement [Line Items]
Number of shares issued		325,000		325,000
Restricted Class A Ordinary Shares [Member] | Sponsor HoldCo [Member]
Private Placement [Line Items]
Proceeds from private placement (in Dollars)		$ 4,225,000		$ 4,225,000
Number of shares issued		325,000		325,000
Restricted Class A Ordinary Shares [Member] | Private Placement [Member]
Private Placement [Line Items]
Number of shares issued		162,500		162,500